Accounting policies - Adoption of IFRS 9 - Classification (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impairment losses
Initial adoption of IFRS 9
Financial assets, as originally presented		$ (17,961)
Financial assets, Remeasurement, Adjustments on initial adoption of IFRS 9		(3,256)
Financial assets, restated		(21,217)
Financial assets available for sale
Initial adoption of IFRS 9
Financial assets, as originally presented		165,742
Financial assets available for sale | Debt instruments.
Initial adoption of IFRS 9
Financial assets, as originally presented			$ 154,318
Reclassification of debt instruments from Available-for-sale to Amortized cost		(73,131)
Reclassification of financial instruments from Available-for-sale to FVTOCI		(91,816)
Financial assets, restated			$ 154,318
Financial assets available for sale | Equity instruments.
Initial adoption of IFRS 9
Reclassification of financial instruments from Available-for-sale to FVTOCI		(795)
Loans and receivables
Initial adoption of IFRS 9
Financial assets, as originally presented		679,300
Loans and receivables | Debt instruments.
Initial adoption of IFRS 9
Reclassification of financial instruments from Loans and receivables to Amortized cost		(10,758)
Loans and receivables | Loans and advances to customers and credit institutions
Initial adoption of IFRS 9
Reclassification of financial instruments from Loans and receivables to Amortized cost		(668,542)
Financial assets at fair value through other comprehensive income category
Initial adoption of IFRS 9
Financial assets, restated		92,611
Financial assets at fair value through other comprehensive income category | Debt instruments.
Initial adoption of IFRS 9
Financial assets, as originally presented	$ 154,483	164,947
Reclassification of financial instruments from Available-for-sale to FVTOCI		91,816
Financial assets, restated	$ 154,483	91,816
Financial assets at fair value through other comprehensive income category | Equity instruments.
Initial adoption of IFRS 9
Reclassification of financial instruments from Available-for-sale to FVTOCI		795
Financial assets at amortized cost category
Initial adoption of IFRS 9
Financial assets, restated		751,448
Financial assets at amortized cost category | Impairment losses
Initial adoption of IFRS 9
Financial assets, Remeasurement, Adjustments on initial adoption of IFRS 9		(3,270)
Financial assets at amortized cost category | Debt instruments.
Initial adoption of IFRS 9
Reclassification of debt instruments from Available-for-sale to Amortized cost		73,131
Remeasurement of financial instruments reclassified to Amortized cost		2,287
Reclassification of financial instruments from Loans and receivables to Amortized cost		10,758
Amount of debt instruments reclassified from Available-for-sale to Amortized cost, including remeasurement amount		75,418
Financial assets at amortized cost category | Loans and advances to customers and credit institutions
Initial adoption of IFRS 9
Reclassification of financial instruments from Loans and receivables to Amortized cost		$ 668,542